Income Taxes - Major Components of Tax Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Tax expense for current year	€ 1,818	€ 1,665	€ 1,623
Taxes for prior years	(40)	87	28
Total current tax expense	1,778	1,752	1,651
Origination and reversal of temporary differences	(710)	(501)	(891)
Unused tax losses, research and development tax credits, and foreign tax credits	158	260	223
Total deferred tax income	(552)	(241)	(668)
Total income tax expense	€ 1,226	€ 1,511	€ 983